Description of the Business and Basis of Presentation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended			1 Months Ended
	Sep. 30, 2013 Business PartnershipUnit	Dec. 31, 2012 PartnershipUnit Business	Dec. 31, 2012 Revenues [Member] Florida [Member]	Dec. 31, 2011 Revenues [Member] Florida [Member]	Dec. 31, 2010 Revenues [Member] Florida [Member]	Apr. 24, 2013 Initial Public Offering [Member]	Apr. 24, 2013 Initial Public Offering Over-Allotment [Member]
Business Description And Basis Of Presentation [Line Items]
Number of limited partnerships which owned the Company	10	10
Number of theme parks owned and operated	11	10
Percentage of revenue			55.00%	56.00%	56.00%
Shares of common stock issued through initial public offering						10,000,000
Net proceeds received from offering	$ 245,441					$ 245,441
Shares offered and sold by the selling shareholders						19,900,000	3,900,000